Other Non Current Liabilities - Fair Value of Pension Assets by Level (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Plan Net Assets	$ 7,374	$ 7,495	$ 9,286
Fair Value, Inputs, Level 1 [Member]
Net Plan Net Assets	4,762	5,090
Fair Value, Inputs, Level 2 [Member]
Net Plan Net Assets	1,025	1,067
Fair Value, Inputs, Level 3 [Member]
Net Plan Net Assets	1,587	1,338
Us Equity Securities [Member]
Net Plan Net Assets	658	663
Us Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Net Plan Net Assets	658	531
Us Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Net Plan Net Assets	0	0
Us Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Net Plan Net Assets	0	132
Non Us Equity Securities [Member]
Net Plan Net Assets	465	551
Non Us Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Net Plan Net Assets	157	551
Non Us Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Net Plan Net Assets	0	0
Non Us Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Net Plan Net Assets	308	0
Government Debt Securities [Member]
Net Plan Net Assets	3,440	3,178
Government Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Net Plan Net Assets	2,891	2,336
Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Net Plan Net Assets	549	842
Government Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Net Plan Net Assets	0	0
Corporate Debt Securities [Member]
Net Plan Net Assets	1,223	982
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Net Plan Net Assets	978	982
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Net Plan Net Assets	245	0
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Net Plan Net Assets	0	0
Hedge Funds Limited Partnerships [Member]
Net Plan Net Assets	231	225
Hedge Funds Limited Partnerships [Member] | Fair Value, Inputs, Level 1 [Member]
Net Plan Net Assets	0	0
Hedge Funds Limited Partnerships [Member] | Fair Value, Inputs, Level 2 [Member]
Net Plan Net Assets	231	225
Hedge Funds Limited Partnerships [Member] | Fair Value, Inputs, Level 3 [Member]
Net Plan Net Assets	0	0
Other Investments [Member]
Net Plan Net Assets		22
Other Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Net Plan Net Assets		22
Other Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Net Plan Net Assets		0
Other Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Net Plan Net Assets		0
Cash and Cash Equivalents [Member]
Net Plan Net Assets	78	668
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Net Plan Net Assets	78	668
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Net Plan Net Assets	0	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Net Plan Net Assets	0	0
Real Estate [Member]
Net Plan Net Assets	1,279	1,206
Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Net Plan Net Assets	0	0
Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Net Plan Net Assets	0	0
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Net Plan Net Assets	$ 1,279	$ 1,206